Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.90%
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $523.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $358.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $624.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)